Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 1	$ 11,611,432
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 2	9,489,011
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 3	7,779,315
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 4	7,715,591
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 5	4,489,623
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 6	4,452,846
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 7	318,988
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 8	316,374
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 9	24,199,358
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 10	21,973,822
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 11	(9,782,382)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 12	(7,593,363)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 13	14,416,976
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 14	$ 14,380,459